COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 14. COMMITMENTS AND CONTINGENCIES

Environmental Matters

The Company, as a lessee of oil and gas properties, is subject to various federal, provincial, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area. There can be no assurance, however, that current regulatory requirements will not change, or past noncompliance with environmental laws will not be discovered on the Company’s properties.

Irrevocable Standby Letter of Credit and Promissory Note

On September 24, 2020, the Company entered into an irrevocable standby letter of credit (“LOC”) and a promissory note with West Texas National Bank in the amount of $25,000 with variable interest initially of 4.25% per annum and maturing on December 24, 2021. No amount was drawn down under this LOC up to the date it was amended on October 29, 2021.

On October 29, 2021, the Company entered into an amendment of the LOC a new promissory note, increasing the amount to $425,000 with variable interest initially of 4.25% per annum and maturing on September 29, 2025. On January 1, 2022, and March 29, 2022, the LOC was amended, and new promissory notes were executed increasing the amount to $650,000 and $920,000, respectively. As of September 30, 2024 and December 31, 2023, no amount was drawn down under the LOC.

NOTE 14. COMMITMENTS AND CONTINGENCIES

Environmental Matters

The Company, as a lessee of oil and gas properties, is subject to various federal, provincial, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area. There can be no assurance, however, that current regulatory requirements will not change, or past noncompliance with environmental laws will not be discovered on the Company’s properties.

Irrevocable Standy Letter of Credit and Promissory Note

On September 24, 2020, the Company entered into an irrevocable standby letter of credit (“LOC”) and a promissory note with West Texas National Bank in the amount of $25,000 with variable interest initially of 4.25% per annum and maturing on December 24, 2021. No amount was drawn down under this LOC up to the date it was amended on October 29, 2021.

On October 29, 2021, the Company entered into an amendment of the LOC a new promissory note, increasing the amount to $425,000 with variable interest initially of 4.25% per annum and maturing on September 29, 2025. On January 1, 2022, and March 29, 2022, the LOC was amended, and new promissory notes were executed increasing the amount to $650,000 and $920,000, respectively. As of December 31, 2023, and 2022, no amount was drawn down under the LOC.